EXPENSES BY NATURE - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Costs of sales	$ (17,398)	$ (19,107)	$ (23,539)
Obsolescence inventory impairments	(164)	(2,035)	0
Total	$ (17,562)	$ (21,142)	$ (23,539)